Investments in associates and joint ventures (Details 2)	12 Months Ended
Dec. 31, 2024
Alianca Geracao De Energia S. A [Member]
IfrsStatementLineItems [Line Items]
% Ownership	100.00%
% Voting capital	100.00%
% Noncontrolling interest	0.00%
Companhia Portuaria Da Baia De Sepetiba [Member]
IfrsStatementLineItems [Line Items]
% Ownership	100.00%
% Voting capital	100.00%
% Noncontrolling interest	0.00%
Mineracoes Brasileiras Reunidas S.A. MBR [Member]
IfrsStatementLineItems [Line Items]
% Ownership	100.00%
% Voting capital	100.00%
% Noncontrolling interest	0.00%
Salobo Metais S. A. [Member]
IfrsStatementLineItems [Line Items]
% Ownership	90.00%
% Voting capital	90.00%
% Noncontrolling interest	10.00%
Vale Base Metals Limited [Member]
IfrsStatementLineItems [Line Items]
% Ownership	90.00%
% Voting capital	90.00%
% Noncontrolling interest	10.00%
Vale Holdings B V [Member]
IfrsStatementLineItems [Line Items]
% Ownership	100.00%
% Voting capital	100.00%
% Noncontrolling interest	0.00%
Vale Canada Limited [Member]
IfrsStatementLineItems [Line Items]
% Ownership	90.00%
% Voting capital	90.00%
% Noncontrolling interest	10.00%
Vale International S. A. [Member]
IfrsStatementLineItems [Line Items]
% Ownership	100.00%
% Voting capital	100.00%
% Noncontrolling interest	0.00%
Vale Malaysia Minerals Sdn. Bhd. [Member]
IfrsStatementLineItems [Line Items]
% Ownership	100.00%
% Voting capital	100.00%
% Noncontrolling interest	0.00%
Vale Oman Pelletizing Company LLC [Member]
IfrsStatementLineItems [Line Items]
% Ownership	100.00%
% Voting capital	100.00%
% Noncontrolling interest	0.00%